CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

Shares		Spread	Coupon Rate	Acquisition Date	Maturity Date	Amortized Cost	Fair Value
	Common Stock - 14.47%
	Private - 14.47%
199	Avison Young Common Equity (a)(c)(e)			3/12/2024		$212,208	$—
288,507	Avison Young Preferred Equity (12.50% PIK) (a)(c)(l)			3/12/2024		213,549	—
594,657	CGA Holdings, Inc., Class A (a)(b)(c)(e)			2/25/2022		594,657	330,190
155,086	CGA Holdings, Inc., Class A Preferred (a)(b)(c)			3/3/2023		155,086	165,740
10,000,000	Courtland City Lights Preferred Equity (a)(c)			5/18/2026		10,000,000	10,000,000
213	IENTC 1, LLC (a)(c)(d)(e)			3/31/2022		3,823,845	22,748,000
						14,999,345	33,243,930
	Real Estate Investment Trust - 0.00% (n)
14	Creative Media & Community Trust Corporation (f)					2,704,716	47

	Total Common Stock					17,704,061	33,243,977

Principal Amount ($)
	Bank Loans - 15.68%
	Commercial Services & Supplies - 0.57%
301,346	RideNow Group, Inc. Tenth Amendment Delayed Draw Term Loan (a)(b)(c)(g)	3M SOFR + CSA + 7.750%	11.675%	8/31/2021	9/30/2027	300,820	301,346
998,540	RideNow Group, Inc. Tenth Amendment Term Loan (a)(b)(c)(g)	3M SOFR + CSA + 7.750%	11.675%	8/31/2021	9/30/2027	987,792	998,540
						1,288,612	1,299,886
	Energy Equipment & Services - 1.27%
2,911,514	Exponential Power, Inc., Term Loan (a)(b)(c)(g)	3M SOFR + CSA + 7.750% (6.75% Cash, 1.00% PIK)	11.684%	5/17/2023	9/15/2026	2,909,198	2,911,514

	Food & Beverage - 0.27%
578,231	BCPE North Star US Holdco 2, Inc. 2L Term Loan (a)(c)(g)	1M SOFR + CSA + 7.250%	10.985%	2/2/2022	6/8/2029	573,452	574,256
69,475	Naked Juice LLC Second Out Term Loan (c)(g)	3M SOFR + CSA + 3.250%	7.050%	4/21/2025	1/24/2029	69,304	46,548
						642,756	620,804
	Health Care Equipment & Supplies - 0.95%
163,043	Kreg LLC, Revolver (a)(b)(c)(g)	3M SOFR + CSA + 6.250%	10.072%	12/20/2021	12/20/2026	163,043	161,087
2,056,616	Kreg LLC, Term Loan (a)(b)(c)(g)	3M SOFR + CSA + 6.750% (6.25% Cash, 0.50% PIK)	10.572%	12/20/2021	12/20/2026	2,054,851	2,031,937
						2,217,894	2,193,024
	Health Care Providers & Services - 7.26%
580,645	Boca Home Care Holdings Revolver (a)(b)(c)(g)(h)	3M SOFR + CSA + 6.500%	10.413%	2/25/2022	2/25/2029	579,730	580,645
4,025,685	Boca Home Care Holdings, Inc Delayed Draw Term Loan (a)(b)(c)(g)	3M SOFR + CSA + 6.500%	10.413%	2/25/2022	2/25/2029	4,018,023	4,025,685
285,714	CVAUSA Management, LLC, Revolver (a)(b)(c)(g)(h)	3M SOFR + 5.250%	0.500%	5/22/2023	5/22/2028	285,714	285,714
3,625,536	CVAUSA Management, LLC, Term Loan (a)(b)(c)(g)	1M SOFR + 5.250%	8.875%	5/22/2023	5/22/2029	3,600,034	3,625,536
1,026,443	MedMark Services, Inc., Delayed Draw Term Loan (a)(c)(g)(l)	3M SOFR + CSA + 10.500%	—%	9/30/2022	6/11/2028	1,026,443	5,851
378,788	MedMark Services, Inc., Second Lien Term Loan (a)(c)(g)(l)	3M SOFR + CSA + 10.500%	—%	6/10/2021	6/11/2028	376,047	2,159
243,723	MEDRINA, LLC Delayed Draw Term Loan (a)(b)(c)(g)	6M SOFR + 6.000%	9.634%	10/20/2023	10/20/2029	243,723	243,723
212,766	MEDRINA, LLC Revolver (a)(b)(c)(g)(h)	3M SOFR + 6.000%	0.500%	10/20/2023	10/20/2029	208,362	212,766
1,452,128	MEDRINA, LLC Term Loan (a)(b)(c)(g)	6M SOFR + 6.000%	9.661%	10/20/2023	10/20/2029	1,428,929	1,452,128
333,333	One GI Intermediate LLC, Revolver Upsize (a)(b)(c)(g)(l)	1M SOFR + CSA + 6.750% (6.75% PIK)	—%	12/13/2021	12/22/2026	333,333	264,167
1,680,000	One GI Intermediate LLC, Tranche B Delayed Draw Term Loan (a)(b)(c)(g)(l)	1M SOFR + CSA + 6.750% (6.75% PIK)	—%	12/13/2021	12/22/2026	1,675,886	1,331,400
885,515	One GI Intermediate LLC, Tranche C Delayed Draw Term Loan (a)(b)(c)(g)(l)	1M SOFR + CSA + 6.750% (6.75% PIK)	—%	12/13/2021	12/22/2026	885,515	701,771
3,942,764	Spectrum Vision Holdings, LLC Seventeenth Amendment Term Loan (a)(b)(c)(g)	3M SOFR + CSA + 6.500%	10.425%	5/2/2023	11/17/2026	3,941,645	3,942,764
						18,603,384	16,674,309

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate	Acquisition Date	Maturity Date	Amortized Cost	Fair Value
	Professional Services - 2.82%
3,706,532	24 Seven, Inc., Term Loan (a)(b)(c)(g)	1M SOFR + CSA + 7.125%	10.878%	1/28/2022	11/16/2027	$3,695,339	$3,688,000
326,683	24 Seven Holdco, LLC 2023 Incremental Term Loan (a)(b)(c)(g)	1M SOFR + CSA + 7.125%	10.878%	3/1/2023	11/16/2027	322,513	325,050
2,418,750	AIDC Intermediate Co. 2, LLC, Term Loan (a)(b)(c)(g)	1M SOFR + 5.500%	9.144%	7/22/2022	7/22/2027	2,407,141	2,404,238
56,576	AIDC Intermediate Co. 2, Incremental Term Loan (a)(b)(c)(g)	1M SOFR + 5.500%	9.120%	7/31/2023	7/22/2027	56,164	56,237
						6,481,157	6,473,525
	Real Estate Related Services - 0.15%
279,623	Avison Young Canada, Inc., 2nd PIK Term Loan (a)(c)(g)	3M SOFR + CSA + 7.500% (6.00% PIK, 1.50% Cash)	11.436%	3/12/2024	3/12/2029	279,623	258,372
44,469	Avison Young Canada, Inc., 3rd PIK Lien Term Loan (a)(c)(g)(l)	3M SOFR + CSA + 7.500% (6.00% PIK, 1.50% Cash)	—%	3/12/2024	3/12/2029	43,689	34,063
13,978	Avison Young Initial New Loan Commitment (a)(c)(g)	1M SOFR + CSA + 8.500% (8.50% PIK)	12.235%	12/18/2025	12/12/2027	13,978	14,146
5,798	Avison Young Delayed Draw New Loan Commitment (a)(c)(g)	1M SOFR + CSA + 8.500% (8.50% PIK)	12.235%	12/18/2025	12/12/2027	5,798	5,868
39,610	Avison Young New Rollup Loan (a)(c)(g)	1M SOFR + CSA + 7.350% (5.85% PIK, 1.50% Cash)	11.085%	12/18/2025	12/12/2027	39,610	40,086
						382,698	352,535
	Software - 2.39%
3,403,957	EOS-Metasource Intermediate, Inc., Term Loan (a)(b)(c)(g)	3M SOFR + CSA + 6.750% (6.25% Cash, 0.50% PIK)	10.684%	5/17/2022	5/17/2027	3,396,484	3,351,196
147,059	Shiftkey, Revolver (a)(b)(c)(g)(h)	3M SOFR + 5.750%	0.500%	6/21/2022	6/21/2027	147,059	136,912
2,156,914	Shiftkey, Term Loan (a)(b)(c)(g)	3M SOFR + CSA + 6.250% (5.75% Cash, 0.50% PIK)	10.211%	6/21/2022	6/21/2027	2,151,851	2,008,087
						5,695,394	5,496,195

	Total Bank Loans					38,221,093	36,021,792

	Collateralized Loan Obligations - Debt - 19.39%
1,000,000	Allegro CLO Ltd., 2020-1A, Class ER (c)(g)(i)(m)	3M SOFR + 7.400%	11.072%	7/12/2024	7/21/2037	1,000,000	973,775
3,000,000	Atlas Senior Loan Fund Ltd., 2022-20A, Class ER (c)(g)(m)	3M SOFR + 8.100%	11.775%	9/25/2024	10/19/2037	2,931,551	2,953,033
2,000,000	Atlas Senior Loan Fund Ltd., 2024-23A, Class E (c)(g)(i)(m)	3M SOFR + 7.130%	10.805%	5/31/2024	7/20/2037	1,964,006	2,003,293
1,000,000	Barings Middle Market CLO, Ltd. 2021-I, Class D (c)(g)(m)	3M SOFR + CSA + 8.650%	12.587%	6/30/2021	7/20/2033	997,372	1,006,353
2,000,000	Birch Grove CLO Ltd., 2019A, Class ERR (c)(g)(m)	3M SOFR + 6.940%	10.620%	4/23/2024	7/17/2037	1,985,879	1,980,000
2,500,000	BRTPT 2023-1A ER (c)(g)(m)	3M SOFR + 7.100%	10.767%	7/18/2025	7/26/2038	2,500,000	2,508,123
4,250,000	Carlyle Global Market Strategies, 2022-4A, Class ER (c)(g)(m)	3M SOFR + 6.750%	10.417%	7/12/2024	7/25/2036	4,250,000	4,236,553
9,100,000	Elevation CLO Ltd., 2022-16, Class E (c)(g)(m)	3M SOFR + 8.300%	11.967%	6/2/2022	7/25/2034	8,951,483	9,024,744
3,000,000	Gallatin Funding Ltd 2024-1A, Class E (c)(g)(m)	3M SOFR + 8.000%	11.675%	10/24/2024	10/20/2037	3,000,000	3,021,641
2,000,000	Harvest US CLO Ltd 2024-2A, Class E (c)(g)(m)	3M SOFR + 6.900%	10.573%	8/1/2024	10/15/2037	2,000,000	1,997,412
1,250,000	LCM Ltd Partnership, 31A, Class ER (c)(g)(m)	3M SOFR + 7.250%	10.925%	7/1/2024	7/20/2034	1,217,490	822,871
6,000,000	LCM Ltd Partnership 38A ER2 (c)(g)(m)	3M SOFR + 7.410%	11.083%	10/22/2025	11/4/2038	5,890,847	5,835,456
1,600,000	MCF CLO VII LLC (c)(g)(m)	3M SOFR + 7.000%	10.675%	7/18/2025	7/20/2037	1,600,000	1,577,428
2,250,000	Northwoods Capital Ltd. 2021-25A, Class E (c)(g)(m)	3M SOFR + CSA + 7.140%	11.077%	6/25/2021	7/20/2034	2,217,383	2,076,687
2,000,000	PPM CLO Ltd., 2022-6AR, Class ER (c)(g)(m)	3M SOFR + 8.960%	12.635%	12/1/2023	1/20/2037	1,951,459	1,910,498
2,010,229	Saratoga Investment Corp. CLO Ltd., 2013-1, Class F1R3 (c)(g)	3M SOFR + CSA + 10.000%	13.937%	8/10/2021	4/20/2033	2,010,229	885,040
3,000,000	Venture CDO, Ltd., 2022-45A, Class E (b)(c)(g)	3M SOFR + 7.700%	11.375%	4/18/2022	7/20/2035	2,964,255	1,752,035
	Total Collateralized Loan Obligations - Debt					47,431,954	44,564,942

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate	Acquisition Date	Maturity Date	Amortized Cost	Fair Value
	Collateralized Loan Obligations - Equity - 11.56%
4,681,654	Allegro CLO Ltd., 2022-1A, Class SUB (a)(b)(c)(i)		16.984%	4/29/2022	4/20/2038	$2,946,815	$2,315,331
3,329,823	Allegro CLO Ltd., 2025-2A, Class SUB (a)(b)(c)(i)		17.906%	5/8/2025	7/25/2038	2,588,573	2,357,851
2,980,000	Apex Credit CLO LLC 2021-1A, Class SUB (a)(b)(c)(i)(o)		—%	5/28/2021	7/18/2034	1,677,452	494,412
7,305,491	Apex Credit CLO 13A SUB Ltd (a)(b)(c)(e)(i)		15.283%	12/19/2025	1/22/2039	6,431,485	6,415,069
1,000,000	Ares LV CLO Ltd. (a)(b)(c)(i)		20.638%	11/19/2025	10/15/2037	624,104	514,273
3,000,000	Atlas Senior Loan Fund Ltd., 2021-17A, Class SUB (a)(b)(c)(i)		1.962%	9/20/2021	10/20/2034	1,748,859	807,978
2,585,233	Brightwood Capital MM CLO Ltd., 2023-1A, Class Sub1 (a)(b)(c)(i)		30.822%	9/8/2023	10/15/2035	1,999,415	2,055,625
5,500,000	Dryden Senior Loan Fund 2022-98A, Class SUB (a)(b)(c)(i)		4.220%	2/3/2022	4/20/2035	3,672,140	1,951,868
3,750,000	Elevation CLO Ltd., 2018-3A, Class SUB (a)(b)(c)(i)(o)		—%	12/6/2021	1/25/2035	2,089,441	722,666
4,396,000	Empower CLO Ltd., 2024-1A Class SUB (a)(b)(c)(i)		4.320%	2/7/2024	4/25/2037	3,306,697	1,837,194
7,650,000	Empower CLO Ltd., 2024-2A, Class SUB (a)(b)(c)(i)		5.607%	5/24/2024	7/15/2037	6,245,502	3,672,972
250,000	LCM Ltd. Partnership 2031A, Class INC (a)(b)(c)(i)(o)		—%	12/18/2020	7/20/2034	125,365	35,095
2,750,000	Marble Point CLO XXI, Ltd., 2021-3A, Class INC (a)(b)(c)(i)		1.935%	8/24/2021	10/17/2034	1,663,120	746,122
1,950,000	Regatta XIX Funding Ltd. REG19 2022-1A SUB (a)(b)(c)(i)		20.980%	11/7/2025	10/20/2038	1,240,199	1,079,871
6,339,779	Steele Creek CLO Ltd., 2022-1, Class SUB (a)(b)(c)(i)		5.466%	3/1/2022	4/15/2038	3,886,294	1,550,495
2,300,000	Trinitas CLO Ltd., 2018-8A, Class SUB (a)(b)(c)(i)(o)		—%	3/4/2021	7/20/2117	1,080,053	—
	Total Collateralized Loan Obligations - Equity					41,325,514	26,556,822

	Commercial Mortgage-Backed Securities - 27.96%
3,000,000	Atrium Hotel Portfolio Trust Class D (c)(m)		7.679%	10/7/2024	10/10/2039	3,000,000	3,060,612
8,580,000	BRES Commercial Mortgage Trust 2025-ATCAP, Class A (c)(g)(m)	1M SOFR + 1.494%	5.119%	10/16/2025	11/15/2042	8,561,078	8,585,540
2,785,000	BRES Commercial Mortgage Trust 2025-ATCAP, Class E (c)(g)(m)	1M SOFR + 3.641%	7.266%	10/16/2025	11/15/2042	2,778,818	2,764,468
700,000	BX 2025-BCAT, Class D (c)(g)(m)	1M SOFR + 2.650%	6.277%	7/31/2025	8/15/2042	700,000	701,631
3,860,000	BX 2025-OMG, Class F (c)(g)(m)	1M SOFR + 3.650%	7.226%	9/30/2025	10/15/2042	3,860,000	3,879,290
2,726,321	BXSC Commercial Mortgage Trust 2022-WSS, Class F (c)(g)(m)	1M SOFR + 5.329%	8.955%	4/4/2024	3/15/2035	2,719,864	2,722,801
4,249,809	Campus Drive Secured Lease-Backed Pass-Though Trust, Series C (a)(c)		6.912%	10/17/2022	6/15/2058	3,639,355	1,637,357
4,500,000	CXP Trust 2022-CXP1, Class E (a)(c)(l)		—%	9/2/2022	12/15/2038	4,222,496	293,917
1,500,000	CXP Trust 2022-CXP1, Class F (a)(c)(l)		—%	9/2/2022	12/15/2038	1,388,519	—
1,000,000	DK 2025-LXP, Class D (c)(g)(m)	1M SOFR + 2.891%	6.524%	8/12/2025	8/15/2037	997,864	1,001,992
963,133	Extended Stay America Trust 2025-ESH, Class F (c)(g)(m)	1M SOFR + 4.100%	7.725%	9/26/2025	10/15/2042	963,133	966,495
936,920	Extended Stay America Trust 2026-ESH2, Class E (c)(g)(m)	1M SOFR + 2.900%	6.525%	1/21/2026	2/15/2043	936,920	942,690
5,192,000	HONO 2021-LULU, Class A (c)(g)(m)	1M SOFR + 1.150%	4.890%	2/4/2026	10/15/2036	5,141,576	5,128,985
2,500,000	HTL Commercial Mortgage Trust 2024-T53, Class D (c)(m)		8.198%	4/3/2024	5/10/2039	2,500,000	2,527,768
2,707,210	MCR Mortgage Trust 2024-HF1, Class E (c)(g)(m)	1M SOFR + 4.190%	7.815%	11/8/2024	12/15/2041	2,702,269	2,714,342
3,000,000	NYC Commercial Mortgage Trust 2025-11X, Class D (c)(g)(m)	1M SOFR + 3.191%	6.816%	10/10/2025	10/15/2037	2,993,386	3,015,150
3,000,000	NYC Commercial Mortgage Trust 2025-28L, Class E (c)(m)		7.170%	10/23/2025	11/5/2038	2,991,817	2,977,166
3,000,000	NYC Commercial Mortgage Trust 2025-28L, Class F (c)(m)		8.670%	10/23/2025	11/5/2038	2,991,781	2,986,054
3,710,000	One New York Plaza Trust 2020-1NYP, Class B (c)(g)(m)	1M SOFR + 1.500%	5.242%	11/3/2022	1/15/2036	3,710,000	3,547,888
1,811,000	TWO VA Repack Trust B2, Class B2 (a)(c)(e)(j)		—%	7/30/2020	11/15/2033	955,977	746,992
3,500,000	VTR Commercial Mortgage Trust 2025-STEM, Class C (c)(m)		5.861%	9/25/2025	10/15/2039	3,500,000	3,455,027
6,560,583	WMRK Commercial Mortgage Trust 2022-WMRK, Class E (c)(g)(m)	1M SOFR + 5.676%	9.301%	10/27/2022	11/15/2035	6,546,983	6,576,962
4,000,000	WCORE Commercial Mortgage Trust 2024-CORE, Class E (c)(g)(m)	1M SOFR + 3.939%	7.564%	10/29/2024	11/15/2041	3,993,238	4,018,704
	Total Commercial Mortgage-Backed Securities					71,795,074	64,251,831

Cost Basis ($)
	Direct Real Estate - 43.09%
6,038,003	1902 Park Avenue (a)(d)			2/28/2023		6,038,003	5,901,192
5,117,443	3816-3822 W Jefferson Blvd (a)			8/25/2022		5,117,443	3,804,916
4,590,582	4707 W Jefferson Blvd (a)			6/15/2022		4,590,582	3,399,675
5,068,174	4901 W Jefferson Blvd (a)			6/7/2022		5,068,174	5,284,849
12,080,384	127, 165 & 171 S. La Brea (a)			12/13/2024		12,080,384	17,920,671
4,670,782	101 N. & 145 S. La Brea (a)			12/13/2024		4,670,782	7,450,749
13,706,343	EPIC (a)(d)			6/4/2021		13,706,343	13,713,720
23,155,823	Solara (a)(d)			2/14/2022		23,155,823	7,291,453
42,347,167	Sora (a)			12/17/2021		42,347,167	29,417,716
5,151,761	Vale at the Parks (a)(d)			7/27/2021		5,151,761	4,832,707
	Total Direct Real Estate					121,926,462	99,017,648

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

Shares		Expiration Date	Strike Price	Acquisition Date	Amortized Cost	Fair Value
	Warrant - 0.02%
	Commercial Services & Supplies - 0.02%
7,576	RideNow Group, Inc. (a)(b)(e)	8/14/2028	$33.00	8/31/2021	$83,469	$41,780
	Total Warrant				83,469	41,780

	Short Term Investments - 4.51%
	Money Market Funds - 4.51%
5,017,903	First American Treasury Obligations Fund, Class Z, 3.54% (k)				5,017,903	5,017,903
5,354,059	Fidelity Treasury Portfolio, Class I, 3.55% (k)				5,354,059	5,354,059
	Total Short-Term Investments				10,371,962	10,371,962

	Total Investments - 136.68%				$348,859,589	$314,070,754
	Liabilities in Excess of Other Assets - (36.68%)					(84,279,859)
	Net Assets - 100.00%					$229,790,895

Total Return Swap Contract

Reference Entity	Counter Party	Fund Pays	Fund Receives	Payment Frequency	Maturity Date	Notional Amount	Fair Value	Net Unrealized Appreciation/ (Depreciation)
RACR GALAXY LLC	Deutsche Bank	SOFR+2.25%	SOFR+4.75%	Monthly	8/15/2028	$26,225,734	$26,225,734	$—

(a)	Fair value of this security was determined using significant, unobservable inputs and was determined in accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), and as such, is categorized as Level 3 on the Fair Value Hierarchy.

(b)	A co-investment with an affiliate, completed under an order for exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”) on August 4, 2020, that is advised by the OFS Adviser.

(c)	These investments are generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of these securities was $204,639,317, representing 89.05% of the Fund’s net assets.

(d)	A co-investment with an affiliate, completed under an order for exemptive relief granted by the SEC on August 4, 2020, that is advised by the CIM Sub-Adviser.

(e)	Non-income producing security.

(f)	Investment in affiliate.

(g)	Variable or floating rate security. The rate in effect as of June 30, 2026 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(h)	This Investment or portion thereof was not funded as of June 30, 2026. The Fund had $1,124,571 at par value and $1,114,424 at fair value in unfunded commitments as of June 30, 2026.

(i)	Collateralized loan obligation (“CLO”) subordinated notes are residual positions in the CLO vehicle. CLO subordinated notes are entitled to distributions that are generally equal to the residual cash flows of the underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these distributions in addition to the estimated amount of terminal distribution. Effective yields for the CLO equity positions are updated generally once a quarter in connection with a transaction, such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields are periodically adjusted based on information reported by the CLO as of the date of determination.

(j)	Zero coupon bond.

(k)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(l)	Investment was on non-accrual status as of June 30, 2026. Interest payments subsequently received on non-accrual investments, if any, will be recognized as income when received or applied to cost depending upon management’s judgment.

(m)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.

(n)	Percentage rounds to less than 0.01%.

(o)	As of June 30, 2026, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidations of the underlying portfolio upon the security’s anticipated redemption, is equal to or less than current amortized cost. Projected distributions are monitored and re-evaluated quarterly. All actual distributions received will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security’s then-current amortized cost, at which point the Company would resume recognizing income based on the updated effective accretable yield.

Abbreviations:

CSA - Security has a credit spread adjustment to account for the difference between London Interbank Offered Rate (“LIBOR”) and SOFR.

PIK - Payment-in-kind security for which interest is paid in cash or additional principal.

SOFR - Secured Overnight Financing Rate.

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

Reverse Repurchase Agreement

Counterparty	Interest Rate	Trade Date	Maturity Date	Collateral Fair Value	Principal Amount	Fair Value Including Accrued Interest
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	$973,775	$667,000	$668,190
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	2,003,293	1,400,000	1,402,497
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	2,953,033	2,045,000	2,048,648
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	1,006,353	695,000	696,240
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	1,980,000	1,404,000	1,406,505
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	2,508,123	1,760,000	1,763,140
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	4,236,553	2,932,000	2,937,230
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	9,024,744	6,352,000	6,363,331
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	3,021,641	2,103,000	2,106,752
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	1,997,412	1,393,000	1,395,485
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	5,835,456	4,053,000	4,060,230
JP Morgan	SOFR + 1.35%	6/18/2026	7/17/2026	822,871	610,000	611,099
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	1,577,428	1,116,000	1,117,991
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	2,076,687	1,459,000	1,461,603
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	1,910,498	1,345,000	1,347,399
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	4,018,704	3,006,000	3,011,347
JP Morgan	SOFR + 1.35%	6/18/2026	7/17/2026	3,879,290	2,714,000	2,718,877
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	966,495	729,000	730,297
JP Morgan	SOFR + 0.90%	6/18/2026	7/17/2026	3,455,027	2,928,000	2,932,786
JP Morgan	SOFR + 0.60%	6/18/2026	7/17/2026	8,585,540	7,703,000	7,714,756
JP Morgan	SOFR + 1.05%	6/18/2026	7/17/2026	942,690	804,000	805,358
JP Morgan	SOFR + 1.05%	6/18/2026	7/17/2026	1,001,992	851,000	852,437
JP Morgan	SOFR + 1.05%	6/18/2026	7/17/2026	3,015,150	2,563,000	2,567,328
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	2,714,342	2,035,000	2,038,620
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	2,764,468	2,089,000	2,092,716
JP Morgan	SOFR + 1.30%	6/18/2026	7/17/2026	2,986,054	2,251,000	2,255,004
JP Morgan	SOFR + 1.05%	6/18/2026	7/17/2026	2,977,166	2,536,000	2,540,282
JP Morgan	SOFR + 1.35%	6/18/2026	7/17/2026	6,576,962	4,632,000	4,640,323
JP Morgan	SOFR + 0.75%	6/18/2026	7/17/2026	3,547,888	3,031,000	3,035,790
JP Morgan	SOFR + 1.05%	6/18/2026	7/17/2026	2,527,768	2,151,000	2,154,632
JP Morgan	SOFR + 1.05%	6/18/2026	7/17/2026	3,060,612	2,603,000	2,607,395
JP Morgan	SOFR + 1.40%	6/18/2026	7/17/2026	2,722,801	1,641,000	1,643,978
JP Morgan	SOFR + 0.60%	6/18/2026	7/17/2026	5,128,985	4,626,000	4,633,060
JP Morgan	SOFR + 1.05%	6/18/2026	7/17/2026	701,631	596,000	597,006
Total Reverse Repurchase Agreements					$78,823,000	$78,958,332

Reference Rate:

1M SOFR - 1 Month SOFR as of June 30, 2026 was 3.65197%.

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS (a)

Counterparty	Reference Entity/Obligation	Notional Amount	Fund Pays	Payment Frequency	Termination Date	Fair Value	Net Unrealized Appreciation (Depreciation)
Bank of Nova Scotia	1011778 B.C. Unlimited Liability Company Term B-6 Loan, 1M SOFR + 1.75%	$469,182	SOFR + 1.50%	Monthly	9/20/2030	$468,753	$(421)
Bank of Nova Scotia	AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2024 Replacement Term Loan, 6M SOFR + 2.25%	475,152	SOFR + 1.50%	Monthly	2/15/2028	481,091	5,085
Bank of Nova Scotia	AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B 2026, 3M SOFR + 3.00%	49,500	SOFR + 1.50%	Monthly	5/29/2033	49,469	(31)
Bank of Nova Scotia	AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Third Amendment Replacement Term Loan, 3M SOFR + 2.25%	266,029	SOFR + 1.50%	Monthly	6/4/2029	268,011	1,678
Bank of Nova Scotia	ABG Intermediate Holdings 2 LLC, 2024-1 Refinancing Term Loan (First Lien), 1M SOFR + 2.25% (c)	681,928	SOFR + 1.50%	Monthly	12/21/2028	679,942	(1,901)
Bank of Nova Scotia	ACI Rover Parent, LLC, Term Loan B 2026, 3M SOFR + 2.25%	351,176	SOFR + 1.50%	Monthly	6/9/2033	352,853	1,676
Bank of Nova Scotia	Acuren, Amendment No. 3 Term Loan, 1M SOFR + 2.50% (c)	125,894	SOFR + 1.50%	Monthly	7/30/2031	126,157	262
Bank of Nova Scotia	ADI Global Distribution, Term Loan B 2026 (b)(c)	248,750	SOFR + 1.50%	Monthly	6/17/2033	250,938	2,188
Bank of Nova Scotia	ADMI Corp., Amendment No. 5 Incremental Term Loan, 1M SOFR + CSA + 3.75% (c)	197,434	SOFR + 1.50%	Monthly	12/23/2027	219,244	18,642
Bank of Nova Scotia	Advantage Sales & Marketing Inc., Exchange First Lien Term Loan, 3M SOFR + CSA + 6.00% (c)	525,175	SOFR + 1.50%	Monthly	4/19/2030	619,477	89,360
Bank of Nova Scotia	Agco Grain & Protein, Term Loan B 2026, 1M SOFR + 4.50% (b)(c)	443,175	SOFR + 1.50%	Monthly	10/31/2031	443,054	(101)
Bank of Nova Scotia	Ahead DB Holdings, LLC, Term B-5 Loan (First Lien), 3M SOFR + 2.50%	174,753	SOFR + 1.50%	Monthly	2/1/2031	173,084	(1,672)
Bank of Nova Scotia	AHP Health Partners, 2025 Term B Loan, 1M SOFR + 2.25% (c)	368,690	SOFR + 1.50%	Monthly	9/20/2032	366,942	(1,713)
Bank of Nova Scotia	AL GCX Holdings LLC, Term Loan B 2025, 1M SOFR + 2.25%	250,978	SOFR + 1.50%	Monthly	12/17/2032	249,976	(987)
Bank of Nova Scotia	AL GCX VIII Holdings, Initial Term Loan, 1M SOFR + 2.00% (c)	65,611	SOFR + 1.50%	Monthly	1/30/2032	65,630	20
Bank of Nova Scotia	AlixPartners, 2025 Refinancing Dollar Term Loan, 1M SOFR + 2.00%	723,881	SOFR + 1.50%	Monthly	8/12/2032	720,673	(3,191)
Bank of Nova Scotia	Allen Media, LLC, Initial Term Loan (2021), 3M SOFR + CSA + 5.50% (b)(c)	985,778	SOFR + 1.50%	Monthly	2/10/2027	1,010,331	(1,180)
Bank of Nova Scotia	Alliant Holdings Intermediate, LLC, Term Loan B 2026, 1M SOFR + 2.50%	556,875	SOFR + 1.50%	Monthly	9/19/2031	552,031	(4,844)
Bank of Nova Scotia	Allied Universal, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1M SOFR + 3.25% (c)	331,210	SOFR + 1.50%	Monthly	8/20/2032	331,378	175
Bank of Nova Scotia	Allison Transmission, 2026 Term Loan, 1M SOFR + 1.75%	80,179	SOFR + 1.50%	Monthly	1/2/2033	79,817	(354)
Bank of Nova Scotia	Amawaterways, Second Amendment Incremental Term Loan, 1M SOFR + 2.50% (c)	179,680	SOFR + 1.50%	Monthly	5/1/2031	179,234	(433)
Bank of Nova Scotia	American Axle & Manufacturing, Inc., New Tranche B Term Loan, 1M SOFR + 3.00% (c)	1,936,052	SOFR + 1.50%	Monthly	12/13/2029	1,944,113	8,027
Bank of Nova Scotia	AMEX GBT, Additional Term B-2 Loan, 3M SOFR + 2.00%	300,884	SOFR + 1.50%	Monthly	7/25/2031	306,522	5,489
Bank of Nova Scotia	AMEX GBT, Term Loan B 2026 (b)(c)	284,286	SOFR + 1.50%	Monthly	6/25/2033	286,071	1,786
Bank of Nova Scotia	AmWins Group/American Wholesale Insurance Holding Company, LLC, 2026 Refinancing Term Loan, 1M SOFR + 2.00% (c)	771,088	SOFR + 1.50%	Monthly	1/30/2032	761,557	(9,608)
Bank of Nova Scotia	AP Core Holdings II, LLC, Term B Loan (First Lien), 3M SOFR + 6.50%	690,361	SOFR + 1.50%	Monthly	5/15/2031	699,888	10,205
Bank of Nova Scotia	Apple Bidco, LLC, Amendment No. 5 Term Loan (First Lien), 1M SOFR + 2.50% (c)	922,680	SOFR + 1.50%	Monthly	9/23/2031	920,622	(2,009)
Bank of Nova Scotia	ARC Falcon, Term Loan B 2026, 1M SOFR + 4.50% (c)	236,500	SOFR + 1.50%	Monthly	4/1/2033	229,866	(6,820)
Bank of Nova Scotia	ARCHES BUYER INC., Refinancing Term Loan, 1M SOFR + CSA + 3.25%	820,960	SOFR + 1.50%	Monthly	12/6/2027	818,911	(1,969)
Bank of Nova Scotia	ARCLINE FM HLDGS, LLC, 2025-1 New Term Loan (First Lien), 3M SOFR + 2.75% (c)	245,461	SOFR + 1.50%	Monthly	6/23/2030	244,887	(561)
Bank of Nova Scotia	Asplundh Tree Expert, LLC, Term Loan B 2026 (c)	117,647	SOFR + 1.50%	Monthly	5/30/2033	117,647	—
Bank of Nova Scotia	Astoria Project Partners LLC (Astoria Energy LLC), Term B Advance, SOFR + 2.25% (d)	915,067	SOFR + 1.50%	Monthly	6/23/2032	910,209	(4,784)
Bank of Nova Scotia	Asurion, LLC, New Term B-14 Term Loan (First Lien), 3M SOFR + 3.75%	961,070	SOFR + 1.50%	Monthly	2/23/2033	924,939	(36,342)
Bank of Nova Scotia	athenahealth Group Inc., Fourth Amendment Term Loan, 1M SOFR + 3.25%	234,118	SOFR + 1.50%	Monthly	2/16/2032	233,147	(971)
Bank of Nova Scotia	Athletico Physical Therapy, Initial Term B Loan, 3M SOFR + CSA + 4.25% (c)	420,248	SOFR + 1.50%	Monthly	2/15/2029	374,347	(49,883)
Bank of Nova Scotia	Atkore International, Inc., 2025 Refinancing Term Loan, 1M SOFR + 2.00% (c)	73,570	SOFR + 1.50%	Monthly	9/29/2032	73,387	(178)
Bank of Nova Scotia	Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, 1M SOFR + CSA + 4.00% (c)	627,631	SOFR + 1.50%	Monthly	4/6/2028	628,711	943
Bank of Nova Scotia	Axalta Coating Systems US Holdings, Term B-7 Dollar Loan, 3M SOFR + 1.75%	374,964	SOFR + 1.50%	Monthly	12/20/2029	374,826	(105)
Bank of Nova Scotia	Balcan Innovations Inc., Initial Term B Loan (First Lien), SOFR + 4.75% (b)(c)(d)	180,935	SOFR + 1.50%	Monthly	10/20/2031	185,629	4,434

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)

Counterparty	Reference Entity/Obligation	Notional Amount	Fund Pays	Payment Frequency	Termination Date	Fair Value	Net Unrealized Appreciation (Depreciation)
Bank of Nova Scotia	Balrog Acquisition, Inc., First Lien Term Loan, 1M SOFR + CSA + 4.00% (c)	$218,011	SOFR + 1.50%	Monthly	9/5/2028	$228,768	$9,500
Bank of Nova Scotia	Banijay Entertainment S.A.S., Facility B3 (USD), 1M SOFR + 2.75%	321,700	SOFR + 1.50%	Monthly	3/1/2028	319,547	(2,036)
Bank of Nova Scotia	BCPE North Star US Holdco 2, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 4.00% (c)	924,577	SOFR + 1.50%	Monthly	6/9/2028	926,416	1,994
Bank of Nova Scotia	Bingo Holdings I, LLC, Term B Loan, 3M SOFR + 4.75% (c)	172,744	SOFR + 1.50%	Monthly	6/30/2032	173,633	876
Bank of Nova Scotia	BIP Pipco Holdings, LLC, Initial Term Loan, 3M SOFR + 2.00% (c)	370,768	SOFR + 1.50%	Monthly	12/6/2030	368,867	(1,901)
Bank of Nova Scotia	Birdsboro Power LLC, Term B Loan, 3M SOFR + 3.25% (b)	100,262	SOFR + 1.50%	Monthly	10/8/2032	99,393	(859)
Bank of Nova Scotia	Blackhawk Network Holdings, Inc., Term B-3 Loan, 1M SOFR + 3.50%	625,494	SOFR + 1.50%	Monthly	3/12/2029	626,436	826
Bank of Nova Scotia	BMC Software Finance, Inc., 2031 Replacement Dollar Term Loans, 3M SOFR + 2.75% (c)	229,953	SOFR + 1.50%	Monthly	7/30/2031	223,139	(7,250)
Bank of Nova Scotia	Boots Group Finco L.P. Closing Date Dollar Term Loan, 3M SOFR + 3.25% (c)	501,542	SOFR + 1.50%	Monthly	8/30/2032	499,883	(1,635)
Bank of Nova Scotia	Brightview Landscapes, LLC, Term Loan B 2026, 1M SOFR + 2.00% (b)	249,375	SOFR + 1.50%	Monthly	6/17/2033	249,479	104
Bank of Nova Scotia	Brookfield WEC Holdings Inc., TLB (2024), 1M SOFR + 2.00%	439,182	SOFR + 1.50%	Monthly	1/27/2031	437,620	(1,537)
Bank of Nova Scotia	Brown Group Holding, LLC, Incremental Term B-2 Facility, SOFR + 2.50% (d)	196,470	SOFR + 1.50%	Monthly	7/1/2031	195,739	(713)
Bank of Nova Scotia	Burgess Point Purchaser Corporation, Initial Term Loan (First Lien), 3M SOFR + CSA + 5.25%	181,766	SOFR + 1.50%	Monthly	7/25/2029	191,706	8,853
Bank of Nova Scotia	Burlington Coat Factory, Term B-7 Loan, 1M SOFR + 1.75% (c)	524,164	SOFR + 1.50%	Monthly	9/24/2031	524,164	—
Bank of Nova Scotia	Calpine Construction Finance, L.P., 2025 Refinancing Term B Loan, 1M SOFR + 1.75%	250,430	SOFR + 1.50%	Monthly	7/31/2030	250,116	(299)
Bank of Nova Scotia	Canada Goose Inc., 2026 Refinancing Term Loan, 3M SOFR + 3.00%	351,597	SOFR + 1.50%	Monthly	8/23/2032	349,867	(1,729)
Bank of Nova Scotia	Canister International Group, Amendment No. 5 Term Loan, 1M SOFR + 3.00%	309,761	SOFR + 1.50%	Monthly	3/22/2029	310,756	986
Bank of Nova Scotia	Carroll County Energy LLC, Term Loan, 3M SOFR + 2.75% (c)	775,192	SOFR + 1.50%	Monthly	6/30/2031	774,903	(256)
Bank of Nova Scotia	CD&R Hydra Buyer, Inc., First Refinancing Term Loan, 1M SOFR + CSA + 4.00%	494,668	SOFR + 1.50%	Monthly	3/25/2031	494,905	247
Bank of Nova Scotia	Cetera Financial Group, Term B-4 Loan (First Lien), 1M SOFR + 3.00%	332,854	SOFR + 1.50%	Monthly	8/9/2030	331,347	(1,496)
Bank of Nova Scotia	CHARIOT BUYER LLC, Refinancing Term Loan (First Lien) 1M, SOFR + 3.00% (c)	461,993	SOFR + 1.50%	Monthly	9/8/2032	461,693	(281)
Bank of Nova Scotia	Charlotte Buyer, Inc.; Curo Health Services, LLC, Third Incremental Term Loan, 1M SOFR + 4.50% (c)	442,000	SOFR + 1.50%	Monthly	6/30/2031	475,449	33,432
Bank of Nova Scotia	Chart Industries, Inc., Amendment No. 7 Term Loan, 3M SOFR + 2.50% (c)	158,152	SOFR + 1.50%	Monthly	3/15/2030	157,380	(755)
Bank of Nova Scotia	Charter Communications Operating, LLC, Term B-4 Loan, 3M SOFR + 2.00%	245,682	SOFR + 1.50%	Monthly	12/7/2030	243,121	(2,557)
Bank of Nova Scotia	Chewy, Term Loan B 2026, 3M SOFR + 1.75% (b)	500,000	SOFR + 1.50%	Monthly	6/23/2033	500,313	313
Bank of Nova Scotia	CHG Healthcare Services, Inc., Amendment No 8 Refinancing Term Loan, SOFR + 3.00% (c)(d)	529,660	SOFR + 1.50%	Monthly	9/29/2031	529,235	(408)
Bank of Nova Scotia	CLARIOS GLOBAL LP, Amendment No. 5 Dollar Term Loan (First Lien), 1M SOFR + 2.50% (c)	232,970	SOFR + 1.50%	Monthly	5/6/2030	232,203	(745)
Bank of Nova Scotia	Clydesdale Acq Holdings Inc/Flex Acquisition Company, Inc., 2025 Incremental Closing Date Term B Loan (First Lien), 1M SOFR + 3.25% (c)	108,931	SOFR + 1.50%	Monthly	4/1/2032	111,834	2,743
Bank of Nova Scotia	Clydesdale Acq Holdings Inc/Flex Acquisition Company, Inc., Term B Loan (First Lien), 1M SOFR + 3.18%	331,933	SOFR + 1.50%	Monthly	4/13/2029	341,099	8,423
Bank of Nova Scotia	Cogeco Communications Finance (USA), LP, Amendment No. 5 Incremental Term Loan B, 1M SOFR + CSA + 2.50%	465,043	SOFR + 1.50%	Monthly	9/1/2028	461,762	(4,650)
Bank of Nova Scotia	Compass Power Generation, L.L.C., Tranche B-5 Term Loan, 1M SOFR + 2.50% (c)	641,044	SOFR + 1.50%	Monthly	4/13/2029	653,213	12,149
Bank of Nova Scotia	Concentra Health Services, Inc., Tranche B-1 Term Loan, 1M SOFR + 2.00% (c)	32,027	SOFR + 1.50%	Monthly	7/26/2031	31,868	(156)
Bank of Nova Scotia	CONNECT U.S. FINCO LLC, Amendment No. 4 Term Loan, 1M SOFR + 4.50% (c)	959,933	SOFR + 1.50%	Monthly	9/27/2029	957,473	(2,460)
Bank of Nova Scotia	Construction Partners, Term Loan B 2026 (c)	249,375	SOFR + 1.50%	Monthly	11/3/2031	250,240	865
Bank of Nova Scotia	Core & Main, Term Loan B 2026 (b)(c)	249,375	SOFR + 1.50%	Monthly	6/24/2033	250,000	625
Bank of Nova Scotia	CoreLogic, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 3.50% (c)	94,467	SOFR + 1.50%	Monthly	6/2/2028	94,466	(57)
Bank of Nova Scotia	Cornerstone OnDemand, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 3.75% (c)	466,910	SOFR + 1.50%	Monthly	10/16/2028	427,123	(42,609)
Bank of Nova Scotia	Corpay Technologies Operating Company, Term B-6 Loan (c)	117,353	SOFR + 1.50%	Monthly	11/5/2032	117,164	(189)
Bank of Nova Scotia	Covanta Holding Corporation, Twelfth Amendment Term B Loan, 1M SOFR + 2.25%	429,916	SOFR + 1.50%	Monthly	1/15/2031	430,529	608

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)

Counterparty	Reference Entity/Obligation	Notional Amount	Fund Pays	Payment Frequency	Termination Date	Fair Value	Net Unrealized Appreciation (Depreciation)
Bank of Nova Scotia	Covanta Holding Corporation, Twelfth Amendment Term C Loan, 1M SOFR + 2.25%	$69,861	SOFR + 1.50%	Monthly	1/15/2031	$69,961	$99
Bank of Nova Scotia	Covetrus, Inc., Initial Term Loan (First Lien), 3M SOFR + 5.00% (c)	65,074	SOFR + 1.50%	Monthly	10/13/2029	66,451	1,270
Bank of Nova Scotia	Covia Holdings Corporation 2025 Refinancing Initial Term Loan, 3M SOFR + 2.75% (c)	607,548	SOFR + 1.50%	Monthly	2/26/2032	606,432	(1,116)
Bank of Nova Scotia	CPV Fairview, LLC, 2025 Upsize Term B Loan, 3M SOFR + 2.50% (c)	616,878	SOFR + 1.50%	Monthly	8/14/2031	615,053	(1,783)
Bank of Nova Scotia	CPV Shore Holdings, Term B Advance, 3M SOFR + 3.25% (c)	280,871	SOFR + 1.50%	Monthly	2/4/2032	280,405	(454)
Bank of Nova Scotia	Culligan, Term Loan B 2026 (c)	964,734	SOFR + 1.50%	Monthly	6/24/2033	966,735	1,917
Bank of Nova Scotia	Deep Blue Operating, Initial Term Loan, 3M SOFR + 2.25%	251,557	SOFR + 1.50%	Monthly	10/1/2032	250,467	(1,068)
Bank of Nova Scotia	Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan, 3M SOFR + 4.25% (c)	232,303	SOFR + 1.50%	Monthly	3/30/2029	236,187	3,514
Bank of Nova Scotia	Dexko Global Inc., Refinancing Dollar Term Loan, 3M SOFR + 4.50%	463,126	SOFR + 1.50%	Monthly	10/4/2031	471,865	8,274
Bank of Nova Scotia	DG Investment Intermediate Holdings 2, Inc. 2025 Refinancing Term Loan (First Lien), 1M SOFR + 3.25% (c)	725,363	SOFR + 1.50%	Monthly	7/9/2032	724,010	(1,210)
Bank of Nova Scotia	DISCOVERY GLOBAL HOLDINGS, INC, Term Loan B 2026, 1M SOFR + 2.50%	177,876	SOFR + 1.50%	Monthly	6/3/2033	178,593	712
Bank of Nova Scotia	DYNASTY ACQUISITION CO., INC, Initial Term B-1 Loan, 1M SOFR + 2.00% (c)	107,716	SOFR + 1.50%	Monthly	10/31/2031	107,412	(296)
Bank of Nova Scotia	DYNASTY ACQUISITION CO., INC, Initial Term B-2 Loan, 1M SOFR + 2.00% (c)	40,972	SOFR + 1.50%	Monthly	10/31/2031	40,856	(112)
Bank of Nova Scotia	East West Manufacturing, Term Loan B 2026 (b)(c)	490,000	SOFR + 1.50%	Monthly	6/10/2032	491,250	1,250
Bank of Nova Scotia	EFS-Cogen Holdings I LLC, Term Loan B 2026, 3M SOFR + 2.50%	432,486	SOFR + 1.50%	Monthly	10/3/2031	432,312	(155)
Bank of Nova Scotia	Electronic Arts, Term Loan B 2026 (c)	125,664	SOFR + 1.50%	Monthly	3/24/2033	125,449	(215)
Bank of Nova Scotia	Element Materials Technology Group US Holdings Inc. (EM Midco 2 US LLC), Initial USD Term B Loan (First Lien), 3M SOFR + 3.50% (c)	217,276	SOFR + 1.50%	Monthly	7/6/2029	216,291	(931)
Bank of Nova Scotia	Energizer Holdings, Inc., Initial Term Loan, 1M SOFR + 2.00%	299,877	SOFR + 1.50%	Monthly	3/19/2032	299,597	(280)
Bank of Nova Scotia	EnergySolutions, LLC, 2023 TLB, 1M SOFR + 3.25% (c)	715,513	SOFR + 1.50%	Monthly	9/20/2030	712,873	(2,590)
Bank of Nova Scotia	Ensemble Health Partners, Closing Date Term Loan, 3M SOFR + 3.00%	309,864	SOFR + 1.50%	Monthly	2/9/2033	311,641	1,725
Bank of Nova Scotia	EUC, Initial Term Loan, 3M SOFR + 4.25%	428,780	SOFR + 1.50%	Monthly	7/1/2031	438,751	9,102
Bank of Nova Scotia	Flutter Entertainment plc, 2024 Refinancing Term B Loan, 3M SOFR + 1.75%	79,693	SOFR + 1.50%	Monthly	11/30/2030	79,794	78
Bank of Nova Scotia	Flutter Entertainment plc, Third Incremental Term B Loan, 3M SOFR + 2.00% (c)	524,869	SOFR + 1.50%	Monthly	6/4/2032	524,792	(79)
Bank of Nova Scotia	Franklin Square Holdings, Term B Loan, 1M SOFR + 2.25% (b)(c)	207,025	SOFR + 1.50%	Monthly	4/25/2031	227,084	19,057
Bank of Nova Scotia	Froneri US, Inc., Facility B4 (First Lien), 6M SOFR + 2.25% (c)	620,024	SOFR + 1.50%	Monthly	9/30/2031	620,904	825
Bank of Nova Scotia	Galileo Parent, Inc., Initial Term Loan, 6M SOFR + 4.50% (c)	335,557	SOFR + 1.50%	Monthly	3/3/2033	334,583	(941)
Bank of Nova Scotia	Garda World Security, Fifteenth Additional Term Loan, 3M SOFR + 2.75% (c)	814,211	SOFR + 1.50%	Monthly	2/1/2029	810,765	(3,727)
Bank of Nova Scotia	Gates Global LLC Initial B-5 Dollar Term Loan, 1M SOFR + 1.75% (c)	256,741	SOFR + 1.50%	Monthly	6/4/2031	256,540	(198)
Bank of Nova Scotia	Genesee & Wyoming, New Term Loan B, 3M SOFR + 1.75%	489,752	SOFR + 1.50%	Monthly	4/10/2031	489,776	(20)
Bank of Nova Scotia	Geosyntec Consultants, Inc., 2025 Incremental Term Loan, 1M SOFR + 3.00%	373,104	SOFR + 1.50%	Monthly	7/31/2031	370,789	(2,279)
Bank of Nova Scotia	GIP Pilot Acquisition Partners L.P., Amendment No. 3 Refinancing Term Loans, 3M SOFR + 2.00%	583,168	SOFR + 1.50%	Monthly	5/19/2033	583,274	116
Bank of Nova Scotia	GLATFELTER CORPORATION, Term Loan, 1M SOFR + 4.25%	715,805	SOFR + 1.50%	Monthly	11/4/2031	722,299	6,369
Bank of Nova Scotia	Global Medical Response, Initial Term Loan, 1M SOFR + 3.25%	62,657	SOFR + 1.50%	Monthly	10/1/2032	62,456	(197)
Bank of Nova Scotia	Gloves Buyer, Inc., Initial Term Loan, 1M SOFR + 4.00% (c)	229,583	SOFR + 1.50%	Monthly	5/21/2032	230,013	439
Bank of Nova Scotia	GOAT Holdco, LLC, 2026 Term B Loan, 1M SOFR + 2.50%	234,775	SOFR + 1.50%	Monthly	1/27/2032	233,990	(772)
Bank of Nova Scotia	Golden State Foods LLC, Term Loan B 2026, 3M SOFR + 3.50% (c)	341,855	SOFR + 1.50%	Monthly	12/4/2031	339,996	(1,827)
Bank of Nova Scotia	GoTo Group, Exchange First Out Term Loan, 3M SOFR + CSA + 4.75%	177,805	SOFR + 1.50%	Monthly	4/28/2028	179,730	1,926
Bank of Nova Scotia	Great Outdoors Group, LLC, Term B-3 Loan, 1M SOFR + 3.25%	1,242,831	SOFR + 1.50%	Monthly	1/23/2032	1,248,113	5,285
Bank of Nova Scotia	Green Infrastructure Partners Initial Term Loan, 3M SOFR + 2.75% (b)(c)	502,491	SOFR + 1.50%	Monthly	9/24/2032	499,373	(3,080)
Bank of Nova Scotia	Hamilton Projects Acquiror, LLC, 2025-2 Repricing Term Loan, 1M SOFR + 2.50% (c)	757,923	SOFR + 1.50%	Monthly	5/30/2031	756,353	(1,530)
Bank of Nova Scotia	Harbor Freight Tools USA, Inc., Replacement Term Loan, 1M SOFR + 2.25%	719,584	SOFR + 1.50%	Monthly	6/11/2031	722,659	2,957

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)

Counterparty	Reference Entity/Obligation	Notional Amount	Fund Pays	Payment Frequency	Termination Date	Fair Value	Net Unrealized Appreciation (Depreciation)
Bank of Nova Scotia	Herc Holdings Inc. Amendment No. 1 Term Loan, 1M SOFR + 1.75% (c)	$79,882	SOFR + 1.50%	Monthly	6/2/2032	$79,780	$(95)
Bank of Nova Scotia	Heritage Grocers Group, LLC, Term B Loan (First Lien), 3M SOFR + CSA + 6.75%	684,533	SOFR + 1.50%	Monthly	8/1/2029	564,933	(126,852)
Bank of Nova Scotia	Hill Top Energy, Term B Advance, 1M SOFR + 2.75% (c)	146,027	SOFR + 1.50%	Monthly	6/26/2032	144,995	(1,016)
Bank of Nova Scotia	Hologic, Inc., USD Initial Term B Loan (First Lien), 3M SOFR + 2.25%	659,740	SOFR + 1.50%	Monthly	4/7/2033	653,197	(6,643)
Bank of Nova Scotia	HS Purchaser, LLC, and Help/Systems Holdings, Inc. Initial Term Loan (First Lien), 3M SOFR + CSA + 6.00% (b)(c)	203,038	SOFR + 1.50%	Monthly	5/21/2029	180,846	(23,356)
Bank of Nova Scotia	Hunter Douglas, Amendment No. 3 Tranche B-1 Term Loan, 3M SOFR + 3.00% (c)	438,306	SOFR + 1.50%	Monthly	1/17/2032	438,125	(169)
Bank of Nova Scotia	Hyperion Materials & Technologies Term Loan B 2026, 3M SOFR + CSA + 4.75% (b)	900,558	SOFR + 1.50%	Monthly	8/29/2031	874,840	(25,753)
Bank of Nova Scotia	Idera, Incremental Term Loan (First Lien), 3M SOFR + 3.50% (c)	391,111	SOFR + 1.50%	Monthly	3/2/2028	382,498	(16,217)
Bank of Nova Scotia	ImageFirst Holdings, LLC Initial Term Loan, 3M SOFR + 3.00% (b)(c)	247,809	SOFR + 1.50%	Monthly	3/12/2032	248,016	212
Bank of Nova Scotia	Indeck Niles, Term B Advance, 1M SOFR + 2.75% (b)(c)	213,818	SOFR + 1.50%	Monthly	3/9/2033	212,492	(1,312)
Bank of Nova Scotia	Indicor, LLC, Tranche E Dollar Term Loan (First Lien), 3M SOFR + 2.50% (c)	97,839	SOFR + 1.50%	Monthly	11/22/2029	97,342	(485)
Bank of Nova Scotia	Ingenovis Health, Inc., 2026 Initial Term Loan, 3M SOFR + 5.25% (b)(c)	134,484	SOFR + 1.50%	Monthly	5/27/2032	148,708	13,921
Bank of Nova Scotia	Invenergy Thermal Operating I LLC, Term B Loan, 3M SOFR + 2.75% (c)	295,755	SOFR + 1.50%	Monthly	5/17/2032	294,336	(1,388)
Bank of Nova Scotia	Invenergy Thermal Operating I LLC, Term C Loan, 3M SOFR + 2.75% (c)	19,236	SOFR + 1.50%	Monthly	5/17/2032	19,144	(90)
Bank of Nova Scotia	Iridium Communications, Term B-4 Loan, 1M SOFR + 2.25%	751,817	SOFR + 1.50%	Monthly	9/20/2030	765,831	13,644
Bank of Nova Scotia	IXS HOLDINGS, INC., 2025 Refinancing Term Loan, 3M SOFR + 5.50%	230,374	SOFR + 1.50%	Monthly	9/5/2029	227,853	(2,493)
Bank of Nova Scotia	Janus Henderson Group, Term Loan B 2026 (c)	165,041	SOFR + 1.50%	Monthly	6/30/2033	164,227	(813)
Bank of Nova Scotia	Janus International Group, LLC, Amendment No. 8 Initial Term Loan (First Lien), 1M SOFR + 2.00% (c)	209,249	SOFR + 1.50%	Monthly	8/3/2030	209,053	(200)
Bank of Nova Scotia	Kidde Global, 2026 Refinancing Term Loan, 1M SOFR + 3.00%	208,860	SOFR + 1.50%	Monthly	12/2/2031	208,180	(671)
Bank of Nova Scotia	Lackawanna Energy Center LLC, Replacement Term B Advance, 1M SOFR + 2.75% (c)	180,686	SOFR + 1.50%	Monthly	8/5/2032	179,810	(861)
Bank of Nova Scotia	LAVENDER DUTCH BORROWERCO B.V., Facility B (USD), 3M SOFR + 3.25%	198,814	SOFR + 1.50%	Monthly	12/30/2032	198,441	(384)
Bank of Nova Scotia	LBM Borrower, LLC, Amendment No. 4 Refinancing Term Loan (First Lien), 1M SOFR + 5.00%	97,863	SOFR + 1.50%	Monthly	6/6/2031	103,114	4,845
Bank of Nova Scotia	Lending Tree, LLC, Initial Term B, 1M SOFR + 4.25% (b)(c)	457,088	SOFR + 1.50%	Monthly	8/21/2030	455,872	(1,371)
Bank of Nova Scotia	LifePoint Health, 2024-1 Refinancing Term Loan (First Lien), 3M SOFR + 3.75%	245,055	SOFR + 1.50%	Monthly	5/17/2031	242,305	(2,750)
Bank of Nova Scotia	LifePoint Health, 2024-2 Refinancing Term Loan (First Lien), 3M SOFR + 3.50%	244,637	SOFR + 1.50%	Monthly	5/17/2031	241,705	(2,953)
Bank of Nova Scotia	LS Group OPCO Acquisition LLC, Term B-1 Loan, 3M SOFR + 2.50% (c)	446,470	SOFR + 1.50%	Monthly	4/23/2031	445,298	(1,169)
Bank of Nova Scotia	LSF11 Trinity Bidco, Inc., Initial Term Loans, 1M SOFR + 2.50% (c)	69,065	SOFR + 1.50%	Monthly	6/14/2030	68,665	(391)
Bank of Nova Scotia	M2S Group, Initial Term Loan, 3M SOFR + 4.75% (c)	446,039	SOFR + 1.50%	Monthly	8/25/2031	445,476	(606)
Bank of Nova Scotia	Magenta Buyer LLC, First Out Term Loan (First Lien), 3M SOFR + CSA + 6.75%	50,449	SOFR + 1.50%	Monthly	7/27/2028	48,029	(2,737)
Bank of Nova Scotia	Magenta Buyer LLC, Second Out Term Loan (First Lien), 3M SOFR + CSA + 7.00% (c)	38,933	SOFR + 1.50%	Monthly	7/27/2028	35,343	(4,192)
Bank of Nova Scotia	McAfee, LLC, Second Amendment Tranche B-1 Term Loan, 1M SOFR + 3.00%	802,347	SOFR + 1.50%	Monthly	3/1/2029	794,403	(12,486)
Bank of Nova Scotia	McGraw Hill Global Education Holdings, LLC, 2025 Tranche B-2 Term Loan, 1M SOFR + 2.75% (c)	209,737	SOFR + 1.50%	Monthly	8/6/2031	210,425	699
Bank of Nova Scotia	McKesson Medical-Surgical Top Holdings Inc., Term Loan B 2026, 1M SOFR + 2.25%	58,529	SOFR + 1.50%	Monthly	6/9/2032	58,909	380
Bank of Nova Scotia	Medline Borrower, LP, Seventh Amendment Term Loan, 1M SOFR + 1.50% (c)	759,343	SOFR + 1.50%	Monthly	5/30/2033	757,786	(1,558)
Bank of Nova Scotia	Mega Broadband Investments LLC, Initial Term Loan, 3M SOFR + CSA + 3.00%	525,778	SOFR + 1.50%	Monthly	11/12/2027	428,037	(100,124)
Bank of Nova Scotia	MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), 1M SOFR + 4.25%	350,376	SOFR + 1.50%	Monthly	5/3/2028	395,652	41,265
Bank of Nova Scotia	MH Sub I LLC, 2024 December New Term Loan (First Lien), 1M SOFR + 4.25%	236,142	SOFR + 1.50%	Monthly	12/31/2031	238,266	1,905
Bank of Nova Scotia	Michaels Stores, Inc., Term B Loan (2026), 3M SOFR + 5.00%	132,803	SOFR + 1.50%	Monthly	3/15/2033	132,950	140
Bank of Nova Scotia	Midcontinent Communications, Term Loan (2024), 1M SOFR + 2.50%	443,374	SOFR + 1.50%	Monthly	8/18/2031	441,688	(1,686)

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)

Counterparty	Reference Entity/Obligation	Notional Amount	Fund Pays	Payment Frequency	Termination Date	Fair Value	Net Unrealized Appreciation (Depreciation)
Bank of Nova Scotia	Naked Juice LLC, Initial Second Out Term Loan, 3M SOFR + CSA + 3.25% (c)	$228,898	SOFR + 1.50%	Monthly	1/24/2029	$225,201	$(5,021)
Bank of Nova Scotia	Neptune BidCo US Inc., 2026 Dollar Term B Loan (First Lien), 3M SOFR + CSA + 5.00%	472,584	SOFR + 1.50%	Monthly	2/3/2033	475,037	2,374
Bank of Nova Scotia	Newly Weds Foods, Initial Term Loan, 1M SOFR + 2.25% (c)	47,408	SOFR + 1.50%	Monthly	3/15/2032	47,241	(164)
Bank of Nova Scotia	Nexstar Broadcasting, Inc., Term B-5 Loan, 1M SOFR + 2.50% (c)	173,216	SOFR + 1.50%	Monthly	6/28/2032	173,234	(16)
Bank of Nova Scotia	Nexstar Broadcasting, Inc., Term Loan B-7, 1M SOFR + 2.75% (c)	145,669	SOFR + 1.50%	Monthly	3/18/2033	143,980	(1,682)
Bank of Nova Scotia	Nielsen Consumer Inc., Thirteenth Amendment Dollar Refinancing Term Loan, 1M SOFR + 2.25% (c)	986,908	SOFR + 1.50%	Monthly	10/31/2030	975,206	(11,655)
Bank of Nova Scotia	NorthStar Group Services, Inc., Term B Loan (2024), 3M SOFR + 4.75% (b)(c)	185,218	SOFR + 1.50%	Monthly	5/31/2030	184,142	(1,045)
Bank of Nova Scotia	Nuvei Technologies, First Amendment Tranche B-1 Term Loan, 1M SOFR + 2.50% (c)	713,430	SOFR + 1.50%	Monthly	11/17/2031	707,501	(6,043)
Bank of Nova Scotia	nVent Thermal Management, Initial Term Loan, 1M SOFR + 2.75% (c)	28,556	SOFR + 1.50%	Monthly	1/30/2032	28,466	(88)
Bank of Nova Scotia	Ohio Power Partners, LLC, Term Facility, 1M SOFR + 2.75% (b)(c)	98,393	SOFR + 1.50%	Monthly	11/12/2032	98,028	(356)
Bank of Nova Scotia	Olaplex, Inc., Initial Term Loan, 3M SOFR + CSA + 3.50% (c)	291,394	SOFR + 1.50%	Monthly	2/23/2029	290,680	(678)
Bank of Nova Scotia	Omnia Partners, LLC, Term Loan B, 3M SOFR + 2.75%	166,678	SOFR + 1.50%	Monthly	12/31/2032	165,697	(956)
Bank of Nova Scotia	Open Text Corporation, 2023 Replacement Term Loan, 1M SOFR + 1.75%	211,223	SOFR + 1.50%	Monthly	1/31/2030	211,204	(185)
Bank of Nova Scotia	Outcomes Group Holdings, INC, 2025 Replacement Term Loan, 1M SOFR + 3.00%	246,870	SOFR + 1.50%	Monthly	5/6/2031	246,038	(807)
Bank of Nova Scotia	Outfront Media, Term Loan, 1M SOFR + 1.75% (c)	251,250	SOFR + 1.50%	Monthly	9/24/2032	250,188	(1,050)
Bank of Nova Scotia	Patterson Companies, Initial Term Loan, 3M SOFR + 4.50%	332,984	SOFR + 1.50%	Monthly	4/16/2032	341,918	7,682
Bank of Nova Scotia	Performance Health Holdings, Initial Term Loan, 3M SOFR + 3.75% (b)(c)	449,308	SOFR + 1.50%	Monthly	3/19/2032	451,972	2,528
Bank of Nova Scotia	Petco Animal Supplies, 2026 Term Loan (First Lien), 3M SOFR + 4.25%	495,767	SOFR + 1.50%	Monthly	2/3/2031	493,503	(2,305)
Bank of Nova Scotia	PetSmart, Inc., Initial Term Loan, 1M SOFR + 4.00% (c)	1,247,922	SOFR + 1.50%	Monthly	8/18/2032	1,248,028	107
Bank of Nova Scotia	Phoenix Guarantor Inc., Tranche B-6 Term Loan (First Lien), 1M SOFR + 2.00% (c)	670,432	SOFR + 1.50%	Monthly	2/21/2031	667,015	(3,378)
Bank of Nova Scotia	Ping Identity Holding Corp., Initial Term Loan, 1M SOFR + 2.75% (c)	47,064	SOFR + 1.50%	Monthly	11/15/2032	46,352	(719)
Bank of Nova Scotia	Pitney Bowes INC., Tranche B Term Loan, 3M SOFR + 3.75%	245,572	SOFR + 1.50%	Monthly	3/19/2032	247,180	1,579
Bank of Nova Scotia	Plastipak Holdings, Inc. Term Loan B 2025, 1M SOFR + 2.50% (c)	173,166	SOFR + 1.50%	Monthly	9/24/2032	173,241	76
Bank of Nova Scotia	Potomac Energy Amendment No. 3 Term Loan, 3M SOFR + 2.75% (b)(c)	960,442	SOFR + 1.50%	Monthly	8/5/2032	955,672	(4,731)
Bank of Nova Scotia	Priority Technology Holdings, Inc., 2025-1 Refinancing Term Loan, 1M SOFR + 3.75%	672,733	SOFR + 1.50%	Monthly	8/2/2032	674,141	1,330
Bank of Nova Scotia	Quikrete Holdings, Inc, Tranche B-1 Term Loan (First Lien), 1M SOFR + 2.25% (c)	315,468	SOFR + 1.50%	Monthly	4/14/2031	315,484	18
Bank of Nova Scotia	Radnet Management, Inc., Term Loan B 2026, 3M SOFR + 2.00%	246,686	SOFR + 1.50%	Monthly	4/18/2031	245,058	(1,628)
Bank of Nova Scotia	RC Buyer, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 3.25% (c)	312,434	SOFR + 1.50%	Monthly	7/28/2028	312,815	251
Bank of Nova Scotia	RED PLANET BORROWER LLC, Fourth Amendment Incremental Term Loan, 1M SOFR + 3.75%	38,738	SOFR + 1.50%	Monthly	9/8/2032	38,778	41
Bank of Nova Scotia	Redstone Holdco 2 LP, Initial Second Out Term Loan, 3M SOFR + 5.50% (b)(c)	144,326	SOFR + 1.50%	Monthly	12/31/2030	144,132	(1,276)
Bank of Nova Scotia	Redstone Holdco 2 LP, Initial Tranche A-2 First Out Term Loan, 3M SOFR + 4.75% (b)(c)	97,626	SOFR + 1.50%	Monthly	12/31/2030	97,015	(780)
Bank of Nova Scotia	Ring Container Technologies, 2025 Refinancing Term Loan, 1M SOFR + 2.50% (c)	378,720	SOFR + 1.50%	Monthly	9/15/2032	377,840	(850)
Bank of Nova Scotia	Ryan Specialty Group, 2024 Term Loan, 1M SOFR + 2.00% (c)	190,892	SOFR + 1.50%	Monthly	9/15/2031	189,494	(1,382)
Bank of Nova Scotia	Sanmina Corporation, Term B-1, 1M SOFR + 1.75% (b)(c)	49,875	SOFR + 1.50%	Monthly	10/27/2032	50,156	281
Bank of Nova Scotia	Scientific Games Lottery, 2024 Refinancing Dollar Term Loan, 3M SOFR + 3.00%	478,751	SOFR + 1.50%	Monthly	4/4/2029	478,141	(102)
Bank of Nova Scotia	Sedgwick Claims Management, 2024 Term Loan, 1M SOFR + 2.50%	771,511	SOFR + 1.50%	Monthly	7/31/2031	769,081	(2,559)
Bank of Nova Scotia	Select Medical Corporation, Tranche B-2 Loan, 1M SOFR + 2.00%	556,712	SOFR + 1.50%	Monthly	12/3/2031	557,198	479
Bank of Nova Scotia	Sinclair Television Group, Inc., Term B-7 Loan, 1M SOFR + CSA + 4.10% (c)	523,366	SOFR + 1.50%	Monthly	12/31/2030	506,382	(19,383)
Bank of Nova Scotia	Sitel, Initial Dollar Term Loan, 3M SOFR + CSA + 3.75% (c)	326,571	SOFR + 1.50%	Monthly	8/28/2028	323,306	(7,323)

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)

Counterparty	Reference Entity/Obligation	Notional Amount	Fund Pays	Payment Frequency	Termination Date	Fair Value	Net Unrealized Appreciation (Depreciation)
Bank of Nova Scotia	Skechers U.S.A., Inc., Tranche B-1 Term Loan, 1M SOFR + 2.75% (c)	$41,925	SOFR + 1.50%	Monthly	9/12/2032	$41,733	$(187)
Bank of Nova Scotia	Solstice Advanced Materials, Term B Loan, 3M SOFR + 1.75%	251,615	SOFR + 1.50%	Monthly	10/29/2032	251,445	(134)
Bank of Nova Scotia	South Field Energy LLC Term Loan B, 3M SOFR + 3.00% (b)(c)	812,195	SOFR + 1.50%	Monthly	8/29/2031	809,167	(2,995)
Bank of Nova Scotia	South Field Energy LLC, Term Loan C, 3M SOFR + 3.00% (b)(c)	53,239	SOFR + 1.50%	Monthly	8/29/2031	53,040	(196)
Bank of Nova Scotia	Specialty Building Products Holdings, LLC, Initial Term Loan, 1M SOFR + CSA + 3.75%	417,530	SOFR + 1.50%	Monthly	10/16/2028	434,367	14,048
Bank of Nova Scotia	Speed Midco 3 S.a r.l., Facility B (USD), 6M SOFR + 2.50%	687,507	SOFR + 1.50%	Monthly	10/7/2032	683,131	(4,370)
Bank of Nova Scotia	Spring Education Group, Inc., Initial Term Loan, 3M SOFR + 3.25%	881,278	SOFR + 1.50%	Monthly	10/4/2030	882,650	843
Bank of Nova Scotia	SRAM, LLC, Initial Term Loan, 1M SOFR + 2.25% (c)	239,939	SOFR + 1.50%	Monthly	2/27/2032	239,441	(481)
Bank of Nova Scotia	Staples, Inc., Closing Date Term Loan, 3M SOFR + 5.75%	397,761	SOFR + 1.50%	Monthly	9/4/2029	392,253	(6,267)
Bank of Nova Scotia	Star Parent, Inc., Term Loan B, 3M SOFR + 4.00% (c)	473,218	SOFR + 1.50%	Monthly	9/27/2030	472,683	(492)
Bank of Nova Scotia	Stonepeak Bayou, Initial Term Loan, 3M SOFR + 2.75% (c)	214,663	SOFR + 1.50%	Monthly	10/1/2032	220,643	6,116
Bank of Nova Scotia	Stonepeak Nile Parent LLC, Amendment No. 3 Term Loan, 3M SOFR + 2.00% (c)	702,059	SOFR + 1.50%	Monthly	4/9/2032	702,726	674
Bank of Nova Scotia	SupplyOne, Term B Loan, 1M SOFR + 3.50%	56,749	SOFR + 1.50%	Monthly	4/21/2031	57,035	287
Bank of Nova Scotia	Taylor Made Golf Company, Initial Term Loan, 1M SOFR + CSA + 3.25% (c)	557,757	SOFR + 1.50%	Monthly	2/7/2029	555,768	(1,871)
Bank of Nova Scotia	Tenneco Inc., Term B Loan (First Lien), 3M SOFR + CSA + 5.00%	501,665	SOFR + 1.50%	Monthly	11/17/2028	498,813	(2,775)
Bank of Nova Scotia	TK Elevator Midco GmbH, Facility B (USD), 6M SOFR + 2.75%	79,377	SOFR + 1.50%	Monthly	4/30/2030	79,544	178
Bank of Nova Scotia	TK Elevator Midco GmbH, Term Loan B 2026, 3M SOFR + 2.75%	475,146	SOFR + 1.50%	Monthly	4/30/2030	473,162	(1,932)
Bank of Nova Scotia	TKO Worldwide Holdings, LLC, Term B Loan (First Lien), 3M SOFR + 1.75% (c)	534,443	SOFR + 1.50%	Monthly	11/21/2031	534,646	202
Bank of Nova Scotia	TransDigm Inc., New Tranche J Term Loan, 1M SOFR + 2.50% (c)	89,321	SOFR + 1.50%	Monthly	2/28/2031	88,985	(330)
Bank of Nova Scotia	TransDigm Inc., New Tranche K Term Loan, 1M SOFR + 2.25% (c)	715,145	SOFR + 1.50%	Monthly	3/22/2030	713,035	(2,051)
Bank of Nova Scotia	TransDigm Inc., Tranche M Term Loan, 1M SOFR + 2.50% (c)	55,416	SOFR + 1.50%	Monthly	8/19/2032	55,210	(203)
Bank of Nova Scotia	TransDigm Inc., Tranche N Term Loan, 1M SOFR + 2.50% (c)	215,355	SOFR + 1.50%	Monthly	2/13/2033	214,527	(818)
Bank of Nova Scotia	Triton Water Holdings, Inc., 2026 Refinancing Term Loan (First Lien), 3M SOFR + 2.75%	129,169	SOFR + 1.50%	Monthly	3/31/2031	128,615	(535)
Bank of Nova Scotia	Tronox Finance LLC, 2024 B2 Term Loan (First Lien), 3M SOFR + 2.25%	201,008	SOFR + 1.50%	Monthly	4/4/2029	208,529	7,521
Bank of Nova Scotia	TruGreen Limited Partnership, Second Refinancing Term Loan (First Lien), 3M SOFR + CSA + 4.00% (c)	349,922	SOFR + 1.50%	Monthly	11/2/2027	350,745	(439)
Bank of Nova Scotia	TTM Technologies, Inc., Term Loan B 2026, 1M SOFR + 1.75% (b)(c)	246,751	SOFR + 1.50%	Monthly	5/30/2030	246,341	(398)
Bank of Nova Scotia	U.S. Anesthesia Partners, Initial Term Loan (First Lien), 1M SOFR + CSA + 4.00% (c)	180,381	SOFR + 1.50%	Monthly	10/2/2028	179,907	(446)
Bank of Nova Scotia	United Air Lines, Inc. and Continental Airlines, Inc. 2026 TLB, 1M SOFR + 1.75% (c)	411,957	SOFR + 1.50%	Monthly	2/22/2031	412,085	128
Bank of Nova Scotia	United Natural Foods, Inc., 2026 Term Loan, 1M SOFR + 4.00% (b)(c)	112,168	SOFR + 1.50%	Monthly	5/1/2031	115,601	3,432
Bank of Nova Scotia	Vertex Aerospace Services Corp, 2024 Term Loan (First Lien), 1M SOFR + 2.00%	46,137	SOFR + 1.50%	Monthly	12/6/2030	45,858	(274)
Bank of Nova Scotia	Victory Capital Holdings, Inc., Tranche B-3 Term Loan, 3M SOFR + 1.75%	154,823	SOFR + 1.50%	Monthly	9/23/2032	154,536	(290)
Bank of Nova Scotia	Victra Finance Corp., Fifth Amendment Incremental Term Loan, 3M SOFR + 3.75% (c)	665,429	SOFR + 1.50%	Monthly	3/29/2029	662,921	(2,643)
Bank of Nova Scotia	Virtusa Corporation, Term B-2 Loan, 1M SOFR + 3.25%	698,560	SOFR + 1.50%	Monthly	2/15/2029	676,839	(25,554)
Bank of Nova Scotia	Vistage Worldwide, Initial Term Loan, 3M SOFR + 3.75% (b)(c)	484,296	SOFR + 1.50%	Monthly	7/13/2029	479,727	(4,679)
Bank of Nova Scotia	Vivid Seats, 2025 Refinancing Term Loan (First Lien), 3M SOFR + 2.25% (c)	31,340	SOFR + 1.50%	Monthly	2/5/2029	33,580	1,830
Bank of Nova Scotia	Vizient, Inc., Term B-8 Loan, 1M SOFR + 1.75% (c)	42,314	SOFR + 1.50%	Monthly	8/1/2031	42,386	72
Bank of Nova Scotia	Voyager Parent LLC, 2026 Refinancing Term B Loan, 3M SOFR + 4.25%	332,703	SOFR + 1.50%	Monthly	7/1/2032	332,703	4
Bank of Nova Scotia	Wash Bidco Inc., 2026-1 Term Loan, 1M SOFR + 3.00%	50,328	SOFR + 1.50%	Monthly	9/10/2032	50,195	(129)
Bank of Nova Scotia	Watlow Electric Manufacturing Company, DDTL 2026, 3M SOFR + % (e)	47,350	SOFR + 1.50%	Monthly	6/10/2033	47,488	139
Bank of Nova Scotia	Watlow Electric Manufacturing Company, Term Loan B 2026, 3M SOFR + 2.75%	451,400	SOFR + 1.50%	Monthly	6/17/2033	452,722	1,321
Bank of Nova Scotia	WELLFUL INC., Tranche B Term Loan (First Lien), 3M SOFR + CSA + 6.25% (6.25% PIK) (b)(c)	340,211	SOFR + 1.50%	Monthly	10/19/2030	338,628	(1,825)

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)

Counterparty	Reference Entity/Obligation	Notional Amount	Fund Pays	Payment Frequency	Termination Date	Fair Value		Net Unrealized Appreciation (Depreciation)
Bank of Nova Scotia	White Cap Supply Holdings, LLC, Tranche C Term Loan, 1M SOFR + 3.25%	$289,394	SOFR + 1.50%	Monthly	10/19/2029	$289,467		$67
Bank of Nova Scotia	White Cap Supply Holdings, LLC, Tranche D Term Loan, 1M SOFR + 3.50%	249,618	SOFR + 1.50%	Monthly	2/10/2033	249,375		(248)
Bank of Nova Scotia	WhiteWater DBR, Term B-1 Loan, 3M SOFR + 2.25% (c)	706,125	SOFR + 1.50%	Monthly	3/3/2031	705,409		(681)
Bank of Nova Scotia	WhiteWater Matterhorn, 2026 Incremental Term Loan, 3M SOFR + 1.75%	659,411	SOFR + 1.50%	Monthly	6/16/2032	655,436		(3,964)
Bank of Nova Scotia	Wood Mackenzie, Term Loan, SOFR + 3.00% (c)(d)	503,449	SOFR + 1.50%	Monthly	2/7/2031	501,450		(1,935)
Bank of Nova Scotia	Xperi, Initial Term B Loan, 1M SOFR + 2.50% (c)	487,661	SOFR + 1.50%	Monthly	6/8/2028	484,632		(2,920)
Bank of Nova Scotia	ZelisRedCard, Term B-2 Loan, 1M SOFR + 2.75%	969,255	SOFR + 1.50%	Monthly	9/28/2029	955,951		(13,587)
		$92,184,847				$91,979,532	(e)	$(304,080)

(a)	The Fund’s interest in the total return swap transactions are held through a wholly-owned subsidiary of the Fund, RACR-FS, LLC, a Delaware limited liability company.

(b)	Security is classified as Level 3 in the Fund’s fair value hierarchy.

(c)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to settlement date, including spread.

(d)	Security has more than one contract with varying floating benchmark rates indexed to SOFR.

(e)	From time to time, the Fund may receive or pay upfront fees that generally represent premiums paid or received in relation to the total return swap contract reference entities listed in the table above. The Fund has determined that such fees were not material to the total return swap contracts as of June 30, 2026.

Abbreviations:

CSA - Security has a credit spread adjustment to account for the difference between LIBOR and SOFR.

PIK - Payment-in-kind security for which interest is paid in cash or additional principal.

SOFR - Secured Overnight Financing Rate.

Reference Rates - Reference rates reset throughout the period and therefore the rates in the schedule of investments may vary from the rates noted immediately below.

1M SOFR - 1 Month SOFR as of June 30, 2026 was 3.65197%.

3M SOFR - 3 Month SOFR as of June 30, 2026 was 3.73372%.

6M SOFR - 6 Month SOFR as of June 30, 2026 was 3.84940%.